Report of Directors Corporate Governance - Non-executive directors' fees and benefits (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Fees	£ 7,169,000	£ 6,958,000
Benefits	140,000	105,000
Total	7,309,000	7,063,000
Travel allowance	£ 0	4,000
Tax rate	45.00%
Total non-executive directors
Disclosure of transactions between related parties [line items]
Fees	£ 5,212,000	5,230,000
Benefits	102,000	79,000
Total	5,314,000	5,309,000
Henri de Castries
Disclosure of transactions between related parties [line items]
Fees	82,000	202,000
Benefits	22,000	1,000
Total	104,000	203,000
Laura Cha
Disclosure of transactions between related parties [line items]
Fees	242,000	587,000
Benefits	18,000	0
Total	260,000	587,000
Fees paid for additional positions held	177,000	423,800
Rachel Duan
Disclosure of transactions between related parties [line items]
Fees	67,000	0
Benefits	0	0
Total	67,000	0
Dame Carolyn Fairbairn
Disclosure of transactions between related parties [line items]
Fees	80,000	0
Benefits	0	0
Total	80,000	0
James Forese
Disclosure of transactions between related parties [line items]
Fees	572,000	160,000
Benefits	0	0
Total	572,000	160,000
Fees paid for additional positions held	332,000	0
Steven Guggenheimer
Disclosure of transactions between related parties [line items]
Fees	250,000	134,000
Benefits	0	0
Total	250,000	134,000
Irene Lee
Disclosure of transactions between related parties [line items]
Fees	556,000	546,000
Benefits	0	0
Total	556,000	546,000
Fees paid for additional positions held	380,000	546,000
José Antonio Meade Kuribreña
Disclosure of transactions between related parties [line items]
Fees	223,000	202,000
Benefits	0	4,000
Total	223,000	206,000
Heidi Miller
Disclosure of transactions between related parties [line items]
Fees	251,000	632,000
Benefits	19,000	7,000
Total	270,000	639,000
Fees paid for additional positions held	169,000	431,000
Eileen Murray
Disclosure of transactions between related parties [line items]
Fees	266,000	120,000
Benefits	0	0
Total	266,000	120,000
David Nish
Disclosure of transactions between related parties [line items]
Fees	482,000	480,000
Benefits	10,000	8,000
Total	492,000	488,000
Jackson Tai
Disclosure of transactions between related parties [line items]
Fees	350,000	355,000
Benefits	0	12,000
Total	350,000	367,000
Mark Tucker
Disclosure of transactions between related parties [line items]
Fees	1,500,000	1,500,000
Benefits	33,000	52,000
Total	1,533,000	1,552,000
Pauline van der Meer Mohr
Disclosure of transactions between related parties [line items]
Fees	291,000	312,000
Benefits	0	2,000
Total	£ 291,000	£ 314,000